Construction Finance Liabilities - Additional Information (Details) $ in Thousands		1 Months Ended						9 Months Ended	12 Months Ended
	Mar. 08, 2021 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 USD ($) Option	Oct. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 USD ($) Option	Jul. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Construction Finance Liability [Line Items]
Tenant improvements allowance									$ 16,700
Construction finance liability								$ 92,021	82,047	$ 22,956
Percentage at which one twelfth of tenant improvement allowance dispersed for first 5.0 million				12.75%
Percentage at which one twelfth of tenant improvement allowance dispersed after 5.0 million up to 21.0 million				13.75%
Massachusetts
Construction Finance Liability [Line Items]
Proceeds from sale of property					$ 3,500
Tenant improvements allowance					$ 40,000	$ 40,000	$ 40,000		40,000	2,500
Finance lease liability, initial term					10 years	10 years	10 years
Finance lease liability, extended term					5 years	5 years	5 years
Number of options to extend finance lease						2	2
Percentage of purchase price of property as initial payment for finance lease							11.00%
Percentage increase in finance lease liability payment							3.00%
Construction finance liability								44,400	43,900	6,100
Florida
Construction Finance Liability [Line Items]
Proceeds from sale of property		$ 17,000
Finance lease liability, initial term		10 years	10 years	10 years
Finance lease liability, extended term		5 years	5 years	5 years
Number of options to extend finance lease			2	2
Percentage of purchase price of property as initial payment for finance lease				11.00%
Percentage increase in finance lease liability payment				3.00%
Construction finance liability								17,400	17,200	$ 16,900
Sale and lease back transaction amount payable after year four									23,000
Pennsylvania
Construction Finance Liability [Line Items]
Proceeds from sale of property		$ 5,000
Tenant improvements allowance	$ 36,500	$ 21,000	$ 21,000	$ 21,000					36,500
Tenant improvements allowance received								25,600
Finance lease liability, initial term		15 years	15 years	15 years
Finance lease liability, extended term		5 years	5 years	5 years
Number of options to extend finance lease			2	2
Construction finance liability								$ 30,200
Threshold minimum tenant improvement allowance for calculating interest rate									$ 21,000
Percentage at which one twelfth of tenant improvement allowance dispersed for first 5.0 million				12.75%
Percentage at which one twelfth of tenant improvement allowance dispersed after 5.0 million up to 21.0 million				13.75%
Percentage at which one twelfth of tenant improvement allowance dispersed in excess 21.0 million	10.75%								10.75%